Aggregate Amount and Per Share Effect of the Tax Holiday (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Aggregate	$ 1,470	¥ 10,106	¥ 6,367	¥ 13,363
Per share effect-basic | (per share)	$ 0.05	¥ 0.35	¥ 0.23	¥ 0.47
Per share effect-diluted | (per share)	$ 0.05	¥ 0.33	¥ 0.21	¥ 0.44